GMACM HOME EQUITY LOAN TRUST 2007-HE2
            GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE2

Cut-Off Period Date                                                     06/30/07
Determination Date                                                      07/18/07
Record Date - Class A-1                                                 07/24/07
Record Date - Class A-2, Class A-3, Class A-4, Class A-5, Class A-6     06/28/07
Payment Date                                                            07/25/07
Actual Days in Accrual Period (30/360)                                        27
Accrual Period (30/360)                                                       30

SERVICING CERTIFICATE
Beginning Pool Balance                                            960,436,654.21
Beginning PFA                                                     320,145,551.40
Ending Pool Balance                                               949,177,944.41
Ending PFA Balance                                                320,145,551.40
Principal Collections                                              11,258,709.80
Principal Draws                                                                -
Net Principal Collections                                          11,258,709.80

Active Loan Count                                                         17,715

Net Interest Collections                                            4,905,874.22

Weighted Average Net Loan Rate                                          8.32503%
Weighted Average Net WAC Rate                                           8.20391%
Substitution Adjustment Amount                                              0.00

Excess Spread                                                     (1,144,856.34)


                                                                BEGINNING             ENDING
TERM NOTES                                                       BALANCE             BALANCE         FACTOR      PRINCIPAL
----------                                                       -------             -------         ------      ---------
Class A-1                                                         488,845,000.00   476,630,532.58    0.9750136  12,214,467.42
Class A-2                                                         170,818,000.00   170,818,000.00    1.0000000           0.00
Class A-3                                                         219,526,000.00   219,526,000.00    1.0000000           0.00
Class A-4                                                         173,734,000.00   173,734,000.00    1.0000000           0.00
Class A-5                                                          63,873,000.00    63,873,000.00    1.0000000           0.00
Class A-6                                                         124,088,000.00   124,088,000.00    1.0000000           0.00
Certificates                                                        -                   -              -             -


(CONTINUED)....
                                                                                 INTEREST         PERCENTAGE
TERM NOTES                                                          INTEREST    SHORTFALLS  INTEREST      COUPON
----------                                                          ---------   ----------  --------      ------
Class A-1                                                          2,001,820.28       0.00      38.79%       5.4600%
Class A-2                                                            861,776.81       0.00      13.90%       6.0540%
Class A-3                                                          1,132,937.10       0.00      17.87%       6.1930%
Class A-4                                                            930,056.01       0.00      14.14%       6.4240%
Class A-5                                                            348,693.35       0.00       5.20%       6.5510%
Class A-6                                                            646,188.26       0.00      10.10%       6.2490%
Certificates                                                               0.00     -           -            -





Beginning Overcollateralization Amount                             39,698,205.61
Overcollateralization Amount Increase (Decrease)                      955,757.62
Outstanding Overcollateralization Amount                           40,653,963.23
Target Overcollateralization Amount                                59,547,072.56

Credit Enhancement Draw Amount                                              0.00
Unreimbursed Credit Enhancer Prior Draws                                    0.00


                                                                                      NUMBER      PERCENT          FORECLOSURE
                                                                         BALANCE     OF LOANS    OF BALANCE    UNITS         DOLLARS
                                                                         -------     --------    ----------    -----         -------
Delinquent Loans (30 Days)*                                           946,252.71        22         0.10%         0               -
Delinquent Loans (60 Days)*                                                    -        0          0.00%         0               -
Delinquent Loans (90 Days)*                                                    -        0          0.00%         0               -
Delinquent Loans (120 Days)*                                                   -        0          0.00%         0               -
Delinquent Loans (150 Days)*                                                   -        0          0.00%         0               -
Delinquent Loans (180+ Days)*                                                  -        0          0.00%         0               -
REO                                                                            -        0          0.00%
Foreclosures                                                                   -        0          0.00%
Bankruptcies                                                           35,728.65        1          0.00%


                                                                             BANKRUPTCY            REO
(CONTINUED)....                                                          UNITS      DOLLARS       UNITS        DOLLARS
                                                                         -----      -------       -----        -------
Delinquent Loans (30 Days)*                                                0                -       0                   -
Delinquent Loans (60 Days)*                                                0                -       0                   -
Delinquent Loans (90 Days)*                                                0                -       0                   -
Delinquent Loans (120 Days)*                                               0                -       0                   -
Delinquent Loans (150 Days)*                                               0                -       0                   -
Delinquent Loans (180+ Days)*                                              0                -       0                   -
REO
Foreclosures
Bankruptcies



*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.


                                                                                    PERCENT OF
                                                          LIQUIDATION TO-DATE     CUT-OFF DATE PRINCIPAL BALANCE
Beginning Cumulative Loss Amount                                            0.00
Current Month Loss Amount                                                   0.00
Current Month Recoveries                                                    0.00
                                                         ------------------------
                                                         ------------------------
Ending Cumulative Loss Amount                                               0.00         0.00000%

Liquidation Loss Amount Distributed to Noteholders                          0.00

                                                          NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount                          0.00
Current Month Net Principal Recovery Amount                                 0.00
                                                         ------------------------
                                                         ------------------------
Ending Cumulative Net Principal Recovery Amount                             0.00

                                                             SPECIAL HAZARD           FRAUD               BANKRUPTCY
Beginning Amount                                                            0.00             0.00         0.00
Current Month Loss Amount                                                   0.00             0.00         0.00
Ending Amount                                                                  -                -            -

Extraordinary Event Losses                                                  0.00
Excess Loss Amounts                                                         0.00

Current Month Repurchases Units                                                0
Current Month Repurchases ($)                                               0.00
Loans repurchased pursuant to Section 3.15 (a) of the Servicing Agreement

Interest Shortfall - Related to Relief Act Shortfall                        0.00


CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                                   3,523,325.42
Withdraw relating to Collection Period                              1,960,755.99
Interest Earned (Zero, Paid to Funding Account)                             0.00
                                                         -----------------------
                                                         -----------------------
Ending Capitalized Interest Account Balance as of Payment Date      1,562,569.43
Interest earned for Collection Period                                   1,522.44
Interest withdrawn related to prior Collection Period                       0.00

PREFUNDING ACCOUNT
Beginning Balance                                                 320,145,551.40
Additional Purchases during Revolving Period                                0.00
Balance in Pre-Funding Account due to Noteholders                           0.00
Excess of Draws over Principal Collections                                  0.00
                                                         -----------------------
                                                         -----------------------
Total Ending Balance as of Payment Date                           320,145,551.40
Interest earned for Collection Period                                 138,335.53
Interest withdrawn related to prior Collection Period                       0.00

CASH FLOWS RECEIVED
Principal Collections                                              11,258,709.80
Interest Collections                                                5,306,056.16
Servicer Advances                                                           0.00
Pre-Funding Account remaining balance withdrawn                             0.00
Capital Interest Account withdrawal                                 1,960,755.99
Reinvestment Income                                                   139,857.97
Substitution Adjustment Amount                                              0.00
Recovery Amounts                                                            0.00
                                                         -----------------------
                                                         -----------------------
TOTAL CASH FLOWS RECEIVED                                          18,665,379.92

CASH FLOWS DISTRIBUTED
Principal Distribution                                             12,214,467.42
Interest Distribution                                               5,921,471.81
Residual Amount - Certificates                                              0.00
Servicer Advances - Reimbursement                                           0.00
GMACM Service Fee                                                     400,181.94
GMACM Recovery Fee                                                          0.00
Credit Enhancer Fee - FGIC                                            129,258.75
                                                         -----------------------
                                                         -----------------------
TOTAL CASH FLOWS DISTRIBUTED                                       18,665,379.92

NET CASH FLOWS REMAINING                                                    0.00

YIELD MAINTENANCE

Yield Maintenance Event - Class A-1                                NO
Hedge Payment Class A-1                                           0.00
Hedge Shortfall Amount - Class A-1                                0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage                            0.00%
Rolling 3 Month Delinquency Required Percentage                   3.75%

Aggregate Liquidation Percentage                                  0.00%
Aggregate Liquidation Required Percentage                         1.65%

SERVICING TERMINATION EVENT                                        NO

Rolling 3 Month Delinquency Percentage                            0.00%
Rolling 3 Month Delinquency Required Percentage                   3.25%

Aggregate Liquidation Percentage                                  0.00%
Aggregate Liquidation Required Percentage                         1.15%

SERVICING TRIGGER EVENT                                            NO

Rolling Six-Month Annualized Liquidation Loss Percentage          0.00%
Maximum Loss Amount                                               1.50%

SERVICING DEFAULT                                                  NO

Step Down Date                                                     NO

Step Up Date - Class A-4                                           NO
Step Up Date - Class A-5                                           NO
Step Up Date - Class A-6                                           NO